LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

10. LEASES

The Company had entered into an operating lease agreement for factories located in Taiwan, and two financing leases agreements for vehicles.

	As of December 31,
	2023	2024
Operating lease right-of-use assets, net	$125,009	$59,680

Operating lease liabilities, current	61,099	59,680
Operating lease liabilities, non-current	63,910	-
Total operating lease liabilities	$125,009	$59,680

	As of December 31,
	2023	2024

Financing lease right-of-use assets, net	$8,523	$-

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

10.	LEASES - Continued

The components of lease expense were as follows within the consolidated statements of comprehensive loss:

	For the years ended December 31,
	2022	2023	2024
Operating lease:
Operating lease expense	$67,290	$64,361	$62,449
Short-term lease expense	938	1,204	1,102
Total operating lease expenses	$68,228	$65,565	$63,551
Financing leases:
Amortization expense	26,463	25,150	8,407
Interest expense	2,850	1,299	-
Total financing lease expenses	$29,313	$26,449	$8,407
Total lease expenses	$97,541	$92,014	$71,958

For the years ended December 31, 2022, 2023 and 2024, cash paid for operating leases were US$67,290, US$64,361 and US$62,449, and financing leases were US$29,038, US$18,398 and nil, respectively. The disposal gain were nil, US$18,994 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2023	2024
Weighted average discount rate:
Operating lease	4.51%	4.51%
Weighted average remaining lease term:
Operating lease	24 months	12 months

As of December 31, 2024, the future minimum rent payable under non-cancelable operating and financing leases were:

For the fiscal years ended December 31,	Amount
2025	$61,147
Total lease payments	61,147
Less: imputed interest	(1,467)
Total operating lease liabilities, net of interest	$59,680

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)